SUMMARY OF RSU ACTIVITY AND RELATED INFORMATION (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Unvested Beginning Balance	5,556	14,706	32,614
Weighted-Average Grant Date Fair Value, Unvested Beginning Balance	$ 24.32	$ 47.62	$ 70.41
Number of RSUs, Vested	(5,555)	(8,870)	(12,257)
Number of RSUs, Cancelled	(1)	(280)	(5,651)
Number of RSUs, Unvested Ending Balance		5,556	14,706
Weighted-Average Grant Date Fair Value, Unvested Ending Balance		$ 24.32	$ 47.62
Weighted-Average Grant Date Fair Value, Vested		60.59	78.41
Weighted-Average Grant Date Fair Value, Cancelled		$ 98.80	$ 112.39